Borrowings - Additional Information (Details) € in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 EUR (€)
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal amount								$ 17,974				€ 16,000
Outstanding balance	$ 5,960				$ 5,944	$ 5,960
Accrued interest								369
Interest paid					509	1,656		2,246
Sold to Third Parties Additional Bonds from Treasury
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal amount								560				€ 500
At Fair Value
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding balance								$ 18,242
Euro-Denominated Senior Secured Bonds due in 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate								10.50%				10.50%
Euro-Denominated Senior Secured Bonds due in 2021 | Minimum
Disclosure Of Detailed Information About Borrowings [Line Items]
Premium percentage								1.05%
Increase in percentage of interest rate if not maintain certain leverage ratio								0.50%
Euro-Denominated Senior Secured Bonds due in 2021 | Maximum
Disclosure Of Detailed Information About Borrowings [Line Items]
Premium percentage								5.25%
Increase in percentage of interest rate if not maintain certain leverage ratio								1.50%
Convertible Promissory Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate													10.00%	10.00%
Nominal amount													$ 2,939	€ 2,625
Outstanding balance													1,541
Senior Secured Bonds
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal amount	13,364		$ 4,975			13,364			€ 11,700		€ 4,364		$ 17,665	€ 15,500
Fair value of borrowings exceeded nominal value								$ 270
Cash payment for repurchase/redemption of borrowings	$ 13,785	€ 12,069	$ 3,567	€ 3,123
Redemption premium percentage	3.15%	3.15%
Cash outflow for redemption of borrowings included in accrued interest	$ 14,050	€ 12,301
Gain on repurchase of borrowings						1,417	€ 1,241
Redemption premium recorded within “Repurchases and redemptions of senior secured bonds"						$ 421	€ 369
Unsecured Loan Granted under Payment Protection Plan Program
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate										1.00%
Payment Protection Plan program
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan granted										$ 180
Term Loan Agreement with Investor
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	8.00%					8.00%			8.00%
Outstanding balance	$ 6,000					$ 6,000
Transaction costs directly attributable to issuance	$ 66
Interest paid					$ 484